Document and Entity Information	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 21, 2022
Entity Registrant Name	Taysha Gene Therapies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39536
Entity Tax Identification Number	84-3199512
Entity Address, Address Line One	3000 Pegasus Park Drive
Entity Address, Address Line Two	Suite 1430
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	214
Local Phone Number	612-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	TSHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The sole purpose of this Amendment No. 1 to this Current Report on Form 8-K is to file Exhibits 10.1, 10.2 and 10.3 which were omitted from the original filing. This Amendment No. 1 to this Form 8-K speaks as of the original filing date of the Form 8-K, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the original Form 8-K except to file Exhibits 10.1, 10.2 and 10.3.
Entity Central Index Key	0001806310